Other Liabilities And Provisions (Schedule Of Expected Future Payments And Sublease Recoveries) (Details) (Bow Office Building [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, year one	$ 80
Expected future payments, year two	81
Expected future payments, year three	82
Expected future payments, year four	82
Expected future payments, year five	83
Expected future payments, Thereafter	1,652
Expected future payments, Total	2,060
Sublease recoveries, year one	(39)
Sublease recoveries, year two	(40)
Sublease recoveries, year three	(40)
Sublease recoveries, year four	(40)
Sublease recoveries, year five	(41)
Sublease recoveries, Thereafter	(812)
Sublease recoveries, Total	$ (1,012)